Leases - Schedule of detailed information about right of use assets or lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities	$ 84	$ 59
Variable lease payments not included in the measurement of lease liabilities	10,897	7,387
Expenses relating to short-term leases	730	4,626
Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$ 10,787	$ 12,151